Investment in Jointly Controlled Entities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of joint ventures [abstract]
Schedule of Investment in Jointly Controlled Entities

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Investment in jointly controlled entities accounted using equity method (refer Note 50(a))	3,007	2,862	34
	3,007	2,862	34